Litigation (Tables)	12 Months Ended
Dec. 31, 2016
Litigation provisions
Litigation provisions
2016
CHF million
Balance at beginning of period	1,605
Increase in litigation accruals	3,090
Decrease in litigation accruals	(104)
Decrease for settlements and other cash payments	(791)
Foreign exchange translation	39
Balance at end of period	3,839